Long-term debt (Tables)	12 Months Ended
Dec. 31, 2019
Statement [LineItems]
Schedule of Long-term Debt

	As at December 31
	2019	2018
Bankers’ acceptances and prime rate loans	$399	$337
Senior secured notes – 2007 Notes
5.90%, US$5 million, maturing May 31, 2019	—	6
Senior secured notes – 2008 Notes
6.40%, US$4 million, maturing May 29, 2020 (1)	5	6
Senior secured notes – 2009 Notes
9.32%, US$8 million, maturing May 5, 2019	—	11
Senior secured notes – 2010 Q1 Notes
5.85%, US$10 million, maturing March 16, 2020 (1)	13	13
Senior secured notes – 2010 Q4 Notes
4.88%, US$13 million, maturing December 2, 2020 (1)	17	18
4.98%, US$6 million, maturing December 2, 2022 (1)	8	8
5.23%, US$2 million, maturing December 2, 2025 (1)	3	3
Senior secured notes – 2011 Notes
4.79%, US$12 million, maturing November 30, 2021	16	17

Total long-term debt	$461	$419

Current portion	$434	$17
Long-term portion	$27	$402

Additional information on Obsidian Energy’s senior secured notes was as follows:

	As at December 31
	2019	2018
Weighted average remaining life (years)	1.5	2.0
Weighted average interest rate	5.7%	5.8%

Estimated Fair Values of Principal and Interest Obligations of Outstanding Senior Secured Notes
The estimated fair values of the principal and interest obligations of the outstanding senior secured notes were as follows:

	As at December 31
	2019	2018
2007 Notes	$—	$6
2008 Notes	5	6
2009 Notes	—	11
2010 Q1 Notes	13	13
2010 Q4 Notes	26	26
2011 Notes	15	15

Total	$59	$77

Detailed Information About In Financing Expense	Financing expense consists of the following:

	Year ended December 31
	2019	2018
Interest on long-term-debt	$33	$21
Unwinding discount on lease liabilities	7	—

Financing	$40	$21

Realized and Unrealized Gain (Loss) on Foreign Exchange	The split between realized and unrealized foreign exchange is as follows:

	Year ended December 31
	2019	2018
Realized foreign exchange loss on debt maturities	$(3)	$(8)
Unrealized foreign exchange gain	6	—

Foreign exchange gain (loss)	$3	$(8)